Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Millions					1 Months Ended		12 Months Ended
	Apr. 03, 2020 shares	Apr. 27, 2018 shares	Mar. 22, 2018 shares	Mar. 20, 2018 shares	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($) shares	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization And Principal Activities [Line Items]
Issuance of ordinary shares | ¥								¥ 2,110,066	¥ 1,207,749
Tencent Holding Limited [Member]
Organization And Principal Activities [Line Items]
Percentage of common shares fully diluted	50.00%
ADS [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares					13,600,000	17,250,000
Issuance of ordinary shares | $					$ 313.8	$ 175.7
Class A-1 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares						17,647,058
Class A-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares						4,411,765
Class B-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares						64,488,235
Common Class B [Member] | Tencent Holding Limited [Member]
Organization And Principal Activities [Line Items]
Number of shares transferred	16,523,819
Common Class B [Member] | JOYY Inc [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares					4,800,000
Number of shares converted into ordinary shares					4,800,000
Number of shares transferred		367,870	6,985,294	1,397,059
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Business Cooperation Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement							30 days
Term of agreement							10 years
Extended term							10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Purchase Option Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement							30 days
Term of agreement							10 years
Extended term							10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Power Of Attorney [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement							30 days
Term of agreement							10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Shareholder Voting Rights Proxy Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement							30 days
Term of agreement							10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Option Agreement [Member]
Organization And Principal Activities [Line Items]
Term of agreement							10 years